Other non-current assets - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets
Balance at the beginning	¥ 1,418	¥ 634
Current period provision, net	224	717
Write-offs	(1,507)	0
Balance at the end	135	1,418
Cumulative effect of adoption of new accounting standard | Accounting Standards Update 2016-13
Other non-current assets
Balance at the beginning		¥ 67
Balance at the end	¥ 0